Related Parties - Disclosure of Directors and Prescribed Officers Who Own Shares in Harmony (Details) - shares	Jun. 30, 2024	Jun. 30, 2023
Directors | Peter Steenkamp
Disclosure of transactions between related parties [line items]
Number of shares held	612,436	598,513
Directors | Boipelo Lekubo
Disclosure of transactions between related parties [line items]
Number of shares held	52,918	24,753
Directors | Harry 'Mashego' Mashego
Disclosure of transactions between related parties [line items]
Number of shares held	55,053	28,975
Prescribed officers | Beyers Nel
Disclosure of transactions between related parties [line items]
Number of shares held	79,706	54,195
Prescribed officers | Marian van der Walt
Disclosure of transactions between related parties [line items]
Number of shares held	47,092	66,870
Prescribed officers | Melanie Naidoo-Vermaak
Disclosure of transactions between related parties [line items]
Number of shares held		7,966
Prescribed officers | Johannes Van Heerden
Disclosure of transactions between related parties [line items]
Number of shares held	74,065	42,310
Prescribed officers | Anton Buthelezi, Prescribed Officer
Disclosure of transactions between related parties [line items]
Number of shares held	13,390	0